Financial instruments - Fair values and risk management - Fair value transfers (Details) € in Millions	12 Months Ended
Mar. 31, 2024 EUR (€)
Financial instruments - Fair values and risk management
Transfer from level 1 to level 2 (assets)	€ 0.0
Transfer from level 2 to level 1 (assets)	0.0
Transfer from level 1 to level 2 (liabilities)	0.0
Transfer from level 2 to level 1 (liabilities)	0.0
Transfer into Level 3 (assets)	0.0
Transfer out of Level3 (assets)	0.0
Transfer into Level 3 (liabilities)	0.0
Transfer out of Level3 (liabilities)	€ 0.0